Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Currently paid or payable	$ 2,086,702	$ 3,268,196
Deferred (benefit) expense	351,928	(373,105)
Total income tax expense	$ 2,438,630	$ 2,895,091